Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Statement [Line Items]
Net of income tax provision (recovery), reclassification to earnings of (gains) losses	$ 7	$ 2	$ (2)	$ 9	$ 8
Net of income tax (provision) recovery, gains (losses) on derivatives designated as cash flow hedges	49	(317)	878	(268)	1,050
Net of income tax provision (recovery), reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges	7	(104)	40	(97)	90
Net of income tax (provision) recovery, unrealized gains (losses) on hedges of net foreign operations	67	(59)	23	8	71
Net of income tax (provision), Reclassification to earnings of net losses related to divestitures
Net of income tax (provision) recovery, net unrealized gains on fair value through OCI equity securities			(1)		(1)
Net of income tax (provision) recovery, net gains (losses) on remeasurement of pension and other employee future benefit plans	(2)	2	(160)	0	(220)
Net of income tax (provision) recovery, net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(67)	139	(194)	72	(218)
Debt securities [member]
Statement [Line Items]
Net of income tax (provision) recovery, unrealized gains (losses) on fair value through OCI debt securities	$ (7)	$ (48)	$ 84	$ (55)	$ 105